Subsequent Events (Details Narrative) - USD ($)											2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 13, 2026	Jul. 21, 2026	Jul. 16, 2026	Jul. 09, 2026	May 08, 2026	Mar. 16, 2026	Mar. 15, 2026	Feb. 27, 2026	Feb. 26, 2026	Jan. 13, 2026	Aug. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 31, 2026	Aug. 28, 2025
Subsequent Event [Line Items]
Shares, Issued												44,150,000			44,150,000
Share price												$ 20.97			$ 20.97
Contract value Four												$ 20,000,000			$ 20,000,000
Warrant Exercises															$ 43,440,000
Number of warrants or rights outstanding.												7,358,535			7,358,535
Common stock redemption price per share		$ 0.01
Gross Profit		$ 131,900
Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Contract value																	$ 2,992,000
Rental fees													$ 3,824,000	$ 365,000
Merger Agreement [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares					7,875,000							7,875,000
Merger Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
[custom:StockIssuedDuringPeriodOfEarnoutSharesOne]										1,125,000
[custom:StockIssuedDuringPeriodOfEarnoutSharesTwo]										1,968,750
[custom:StockholderEquityDescription]										(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Shares, Issued										3,093,750
Consulting Agreement [Member]
Subsequent Event [Line Items]
Issued shares, granted										336,000
August 2025 Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount																			$ 20,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,978,000							2,978,000
Warrant Exercises											$ 34,247
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right											2,978,000							2,978,000
Number of warrants or rights outstanding.											4,380,000							4,380,000
Other Cost and Expense, Operating				$ 222,458,000
Lessee, Finance Lease, Description			the Company entered into a lease agreement for approximately 10,000 rentable square feet of data center space (6.5 MW Total Load / 4 MW Critical Load Power) in Rock Island, Illinois. The initial term is 60 months, targeted to commence September 1, 2026, with one 36-month extension option at the greater of market rent or 103.5% of then-current rent. Base rent is approximately $660 at full utilization per month, subject to an 80% minimum monthly payment of approximately $528, escalating 2.5% every three years. The landlord’s delivery obligations are subject to a cost cap of the greater of approximately $41,000 or the amount specified in the delivery schedule. The Company is required to provide a parent guaranty capped at six months’ rent.
Common stock redemption price per share		$ 0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Subsequent Event [Member] | Pryor Oklahoma [Member]
Subsequent Event [Line Items]
Lessee, Finance Lease, Description	the Company entered into a lease agreement for data center space in Pryor, Oklahoma. The initial term is 144 months, targeted to commence on December 15, 2026, and includes two consecutive 5-year renewal options. Base rent is approximately $2,364 per month at full utilization escalating 2.5% annually. The Company is required to provide a security deposit in the amount of $5,000
Subsequent Event [Member] | GPU Server [Member]
Subsequent Event [Line Items]
Graphics processing units server rental description				A non-refundable prepayment equal to 25% of contract value (approximately $55,615) is due in installments through service start, with estimated monthly billings thereafter of approximately $3,476. The customer holds a one-year extension option at reduced GPU pricing, representing incremental value of approximately $30,588.
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
[custom:StockIssuedDuringPeriodOfEarnoutSharesOne]										1,125,000
[custom:StockIssuedDuringPeriodOfEarnoutSharesTwo]										1,968,750
Issuance of Class C Units, shares										3,093,750
[custom:StockholderEquityDescription]										(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Issued shares, granted										336,000
Share based compensation description										Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.
Subsequent Event [Member] | August 2025 Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount									$ 11,000,000
Proceeds from loans									10,000,000
Original issue discount									$ 1,000,000
Subsequent Event [Member] | February 2026 BridgeLoans [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount								$ 9,000,000
Loan amount available for initial draw								$ 16,000,000
Loan maturity date								Aug. 11, 2028
Subsequent Event [Member] | Customer Agreements [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Contract value						$ 3,700,000	$ 116,052,000
Share price						$ 1.65	$ 3.45
Prepayment value						$ 3,700,000	$ 11,605,000
Additional Prepayment							23,210,000
Rental fees							2,257,000
Contract value Four							23,883,000
Contract value Five							$ 19,622,000